SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 13,154,728	$ 13,228,795	$ 13,599,957
Less: Accumulated Depreciation	(8,047,856)	(7,779,383)	(7,171,845)
Property and Equipment, net of Accumulated Depreciation	$ 5,106,872	$ 5,449,412	6,428,112
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years	20 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 3,406,433	$ 3,478,062	3,469,204
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 6,930,585	$ 6,930,585	7,378,639
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 2,458,194	$ 2,460,632	2,492,310
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 274,559	$ 274,559	248,304
Estimated Useful Lives	5 years	5 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 84,957	$ 84,957	$ 11,500